Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity-based compensation [Abstract]
Equity-based compensation expense		$ 39.2	$ 31.2	$ 16.4
Income tax benefit		(13.3)	(10.9)	(5.1)
Equity-based compensation expense (net of tax)		25.9	$ 20.3	11.3
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Compensation cost not yet recognized		$ 40.0
Compensation cost not yet recognized, period for recognition		1 year 8 months 12 days
Stock option contractual life		10 years
Number of Options (in shares):
Options outstanding, beginning (in shares)		3,197,221
Granted (in shares)		956,280
Forfeitures/Expired (in shares)		(48,166)
Exercised (in shares)		(324,284)
Options outstanding, ending (in shares)		3,781,051	3,197,221
Options Weighted Average Exercise Price (in dollars per share):
Options outstanding, beginning weighted-average exercise price (in dollars per share)		$ 25.58
Grants, weighted average exercise price (in dollars per share)		39.99
Forfeitures and Expirations, weighted average exercise price (in dollars per share)		32.87
Exercises, weighted average exercise price (in dollars per share)		22.90
Options outstanding, ending weighted-average exercise price (in dollars per share)		$ 29.36	$ 25.58
Options, Additional Disclosures:
Options, exercisable (in shares)		1,729,243
Options, vested and expected to vest, Outstanding (in shares)		2,025,415
Options, exercisable, weighted average exercise price (in dollars per share)		$ 22.82
Options, vested and expected to vest, weighted average exercise price (in dollars per share)		$ 34.84
Options, outstanding, weighted average remaining contractual term		7 years 4 months 24 days
Options, exercisable, weighted average remaining contractual term (years)		6 years 4 months 24 days
Options, vested and expected to vest, outstanding, weighted average remaining contractual term (in years)		8 years 3 months 18 days
Options, outstanding intrinsic value		$ 85.9
Options, exercisable, Intrinsic Value		50.6
Options, vested and expected to vest, aggregate intrinsic value		34.9
Total intrinsic value of stock options exercised		$ 7.0	$ 2.0	$ 1.0
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Award vesting period		3 years
Shares issued during acquisition	1,600,000
Employee Stock Option
Fair Value Assumptions:
Grant date fair value (in dollars per share)		$ 8.55	$ 11.13	$ 7.23
Volatility (as percent)		25.00%	30.00%	30.00%
Risk-free rate (as percent)		1.47%	1.75%	1.77%
Expected dividend yield (as percent)		1.08%	0.72%	0.70%
Expected term (in years)		6 years	6 years	6 years
Restricted Stock Units (RSUs)
Number of Units (in shares):
Nonvested beginning of period (in shares)		1,257,399
Grants (in shares)		35,392
Vested (in shares)		(32,250)
Forfeited (in shares)		(81,053)
Nonvested end of period (in shares)		1,179,488	1,257,399
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Beginning nonvested, weighted average grant date fair value (in dollars per share)		$ 19.19
Granted, weighted average grant date fair value (in dollars per share)		39.82	$ 36.24	$ 24.29
Vested, weighted average grant date fair value (in dollars per share		31.34
Forfeited, weighted average grant date fair value (in dollars per share		17.05
Ending nonvested, weighted average grant date fair value (in dollars per share)		$ 19.52	$ 19.19
Vested in period, fair value (less than $1 million in 2014)		$ 1.0	$ 1.0	$ 1.0
Award vesting period		4 years
Performance Shares
Number of Units (in shares):
Nonvested beginning of period (in shares)		578,595
Grants (in shares)		198,637
Vested (in shares)		(385,932)
Forfeited (in shares)		(27,353)
Nonvested end of period (in shares)		363,947	578,595
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Beginning nonvested, weighted average grant date fair value (in dollars per share)		$ 28.67
Granted, weighted average grant date fair value (in dollars per share)		39.91
Forfeited, weighted average grant date fair value (in dollars per share		31.54
Ending nonvested, weighted average grant date fair value (in dollars per share)		$ 38.92	$ 28.67
Award vesting period		3 years
Options vested weighted average grant date fair value (in dollars per share)		$ 24.40
Restricted Stock
Number of Units (in shares):
Nonvested beginning of period (in shares)		92,028
Grants (in shares)					3,798,508
Vested (in shares)		(65,287)
Forfeited (in shares)		(689)
Nonvested end of period (in shares)		26,052	92,028
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Vested in period, fair value (less than $1 million in 2014)		$ 1.0	$ 3.0	$ 39.0
Performance Share Awards
Number of Units (in shares):
Nonvested beginning of period (in shares)		0
Grants (in shares)		127,336
Vested (in shares)		0
Nonvested end of period (in shares)			0
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Granted, weighted average grant date fair value (in dollars per share)		$ 40.06
Award vesting period		3 years
CDW UK
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Granted, weighted average grant date fair value (in dollars per share)	$ 35.93
Options issued by one of the sellers to certain coworkers over shares of the seller's common stock received as part of consideration from acquisition	600,000
Fair value of options issued by one of the sellers to certain coworkers over shares of the seller's common stock received as part of consideration from acquisition	$ 22.0
Awards granted at acquisition date, exercise rice (In dollars per share)	$ 0.01
Minimum | Performance Shares
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Potential vesting percentage range of shares		0.00%
Maximum | Performance Shares
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Potential vesting percentage range of shares		200.00%
Class B Common Unit | Restricted Stock
Equity Instruments Other Than Options, Weighted Average Grant Date Fair Value (in dollars per share):
Options nonvested number of shares (in shares)		3,798,508
2013 Long Term Incentive Plan
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Number of shares authorized		15,500,000
Number of share available for grant		7,977,223